SIGNIFICANT ACCOUNTING POLICIES - Supplier Concentration (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplier Concentration Risk | Cost of Goods and Service, Product and Service Benchmark [Member] | Company E
Concentration Risk [Line Items]
Concentration risk, percentage	15.10%	13.50%